Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Equity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ 25	$ 5
Deferred income tax expense (recovery)	$ (25)	(6)
Total income tax recognized directly in equity		$ (1)